FINANCING EXPENSES, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income, Nonoperating [Abstract]
Short-term interest expenses commissions and other		$ (1,585)	$ (1,923)	$ (1,367)
Loss in respect of marketable securities and other investments		(89)	(3,860)	(2,387)
Interest expenses in respect of long-term loans		(311)	(654)	(883)
Interest income in respect of deposits		1,649	995	538
Income related to taxes positions		425	35	190
Exchange rate differences and others, net		(1,641)	(537)	(662)
Expenses in respect of changes in obligation to purchase non-controlling interests	[1]	0	0	(967)
Financing income, net		$ (1,552)	$ (5,944)	$ (5,538)

[1]	See Note 1Y